Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash [Abstract]
Restricted cash relating to the issuance of guarantees	$ 0.0	$ 10.1
Restricted cash relating to others	0.1	0.4
Total restricted cash	0.1	10.5
Less: amounts included in current restricted cash	(0.1)	(2.5)	$ (3.3)	$ 0.0
Non-current restricted cash	$ 0.0	$ 8.0	$ 7.8	$ 0.0